Unaudited Quarterly Consolidated Financial Data (Detail) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 31, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Jul. 01, 2016	Jun. 27, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unaudited Quarterly Consolidated Financial Data:
Net sales	$ 292,852	$ 307,951	$ 278,263	$ 279,902	$ 247,511	$ 290,182	$ 270,407	$ 278,289	$ 248,651	$ 571,758	$ 527,413	$ 1,113,627	$ 1,087,529	$ 1,020,784
Operating income (loss)	21,544	20,571	22,480	25,014	9,750	27,745	16,979	15,426	4,286	31,006	34,764	77,815	64,436	7,896
Net loss from continuing operations	(23,961)	(25,443)	(25,162)	(92,685)	(39,217)	(18,031)	(28,516)	(26,342)	(38,415)	(61,898)	(131,902)	(182,507)	(111,304)	(189,461)
Net loss attributable to DJOFL	$ (23,275)	$ (49,586)	$ (177,838)	$ (77,977)	$ (35,526)	$ (7,372)	$ (21,206)	$ (25,434)	$ (36,522)	$ (61,595)	$ (113,503)	$ (340,927)	$ (90,534)	$ (203,452)